UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series, Inc.
(Exact name of registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2007

Steven I. Koszalka
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Mitchell E. Nichter
Paul, Hastings, Janofsky & Walker LLP
55 Second Street
Twenty-Fourth Floor
San Francisco, California 94105
(Counsel for the registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

2050 Target Date Retirement FundSM
Investment portfolio

July 31, 2007
unaudited

Fund investments	Shares	Market value (000)

GROWTH FUNDS — 40.0%
AMCAP Fund, Inc., Class R-5	77,497	$1,645
EuroPacific Growth Fund, Class R-5	18,224	944
The Growth Fund of America, Inc., Class R-5	46,490	1,645
The New Economy Fund, Class R-5	32,464	939
New Perspective Fund, Inc., Class R-5	47,552	1,645
New World Fund, Inc., Class R-5	16,681	948
SMALLCAP World Fund, Inc., Class R-5	35,947	1,655
		9,421

GROWTH-AND-INCOME FUNDS — 45.0%
American Mutual Fund, Inc., Class R-5	38,774	1,178
Capital World Growth and Income Fund, Inc., Class R-5	51,781	2,356
Fundamental Investors, Inc., Class R-5	54,789	2,355
The Investment Company of America, Class R-5	67,144	2,355
Washington Mutual Investors Fund, Inc., Class R-5	65,192	2,355
		10,599

EQUITY-INCOME AND BALANCED FUNDS — 10.0%
American Balanced Fund, Inc., Class R-5	48,023	941
Capital Income Builder, Inc., Class R-5	11,116	708
The Income Fund of America, Inc., Class R-5	34,356	706
		2,355

BOND FUNDS — 5.0%
U.S. Government Securities Fund, Class R-5	89,158	1,181

Total investment securities (cost: $23,579,000)		23,556
Other assets less liabilities		(12)

Net assets		$23,544

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$156
Gross unrealized depreciation on investment securities	(179)
Net unrealized depreciation on investment securities	(23)
Cost of investment securities for federal income tax purposes	23,579

2045 Target Date Retirement FundSM
Investment portfolio

July 31, 2007
unaudited

Fund investments	Shares	Market value (000)

GROWTH FUNDS — 40.0%
AMCAP Fund, Inc., Class R-5	39,930	$848
EuroPacific Growth Fund, Class R-5	9,375	486
The Growth Fund of America, Inc., Class R-5	23,954	848
The New Economy Fund, Class R-5	16,732	484
New Perspective Fund, Inc., Class R-5	24,508	848
New World Fund, Inc., Class R-5	8,581	487
SMALLCAP World Fund, Inc., Class R-5	18,491	851
		4,852

GROWTH-AND-INCOME FUNDS — 45.0%
American Mutual Fund, Inc., Class R-5	19,968	606
Capital World Growth and Income Fund, Inc., Class R-5	26,664	1,213
Fundamental Investors, Inc., Class R-5	28,215	1,213
The Investment Company of America, Class R-5	34,577	1,213
Washington Mutual Investors Fund, Inc., Class R-5	33,572	1,213
		5,458

EQUITY-INCOME AND BALANCED FUNDS — 10.0%
American Balanced Fund, Inc., Class R-5	24,745	485
Capital Income Builder, Inc., Class R-5	5,718	364
The Income Fund of America, Inc., Class R-5	17,706	363
		1,212

BOND FUNDS — 5.0%
U.S. Government Securities Fund, Class R-5	45,863	608

Total investment securities (cost: $12,238,000)		12,130
Other assets less liabilities		(3)

Net assets		$12,127

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$37
Gross unrealized depreciation on investment securities	(145)
Net unrealized depreciation on investment securities	(108)
Cost of investment securities for federal income tax purposes	12,238

2040 Target Date Retirement FundSM
Investment portfolio

July 31, 2007
unaudited

Fund investments	Shares	Market value (000)

GROWTH FUNDS — 40.0%
AMCAP Fund, Inc., Class R-5	109,737	$2,330
EuroPacific Growth Fund, Class R-5	25,732	1,333
The Growth Fund of America, Inc., Class R-5	65,830	2,330
The New Economy Fund, Class R-5	46,005	1,330
New Perspective Fund, Inc., Class R-5	67,352	2,330
New World Fund, Inc., Class R-5	23,553	1,338
SMALLCAP World Fund, Inc., Class R-5	50,755	2,337
		13,328

GROWTH-AND-INCOME FUNDS — 45.0%
American Mutual Fund, Inc., Class R-5	54,856	1,666
Capital World Growth and Income Fund, Inc., Class R-5	73,248	3,332
Fundamental Investors, Inc., Class R-5	77,508	3,332
The Investment Company of America, Class R-5	94,985	3,332
Washington Mutual Investors Fund, Inc., Class R-5	92,224	3,332
		14,994

EQUITY-INCOME AND BALANCED FUNDS — 10.0%
American Balanced Fund, Inc., Class R-5	67,994	1,333
Capital Income Builder, Inc., Class R-5	15,704	999
The Income Fund of America, Inc., Class R-5	48,659	1,000
		3,332

BOND FUNDS — 5.0%
U.S. Government Securities Fund, Class R-5	125,888	1,668

Total investment securities (cost: $33,459,000)		33,322
Other assets less liabilities		(10)

Net assets		$33,312

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$157
Gross unrealized depreciation on investment securities	(294)
Net unrealized depreciation on investment securities	(137)
Cost of investment securities for federal income tax purposes	33,459

2035 Target Date Retirement FundSM
Investment portfolio

July 31, 2007
unaudited

Fund investments	Shares	Market value (000)

GROWTH FUNDS — 40.0%
AMCAP Fund, Inc., Class R-5	161,912	$3,437
EuroPacific Growth Fund, Class R-5	37,897	1,963
The Growth Fund of America, Inc., Class R-5	97,129	3,437
The New Economy Fund, Class R-5	67,898	1,964
New Perspective Fund, Inc., Class R-5	99,375	3,437
New World Fund, Inc., Class R-5	34,677	1,970
SMALLCAP World Fund, Inc., Class R-5	74,727	3,441
		19,649

GROWTH-AND-INCOME FUNDS — 45.0%
American Mutual Fund, Inc., Class R-5	80,880	2,456
Capital World Growth and Income Fund, Inc., Class R-5	107,993	4,913
Fundamental Investors, Inc., Class R-5	114,273	4,913
The Investment Company of America, Class R-5	140,040	4,913
Washington Mutual Investors Fund, Inc., Class R-5	135,970	4,913
		22,108

EQUITY-INCOME AND BALANCED FUNDS — 10.0%
American Balanced Fund, Inc., Class R-5	100,259	1,965
Capital Income Builder, Inc., Class R-5	23,159	1,474
The Income Fund of America, Inc., Class R-5	71,754	1,474
		4,913

BOND FUNDS — 5.0%
U.S. Government Securities Fund, Class R-5	185,345	2,456

Total investment securities (cost: $49,354,000)		49,126
Other assets less liabilities		(14)

Net assets		$49,112

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$223
Gross unrealized depreciation on investment securities	(451)
Net unrealized depreciation on investment securities	(228)
Cost of investment securities for federal income tax purposes	49,354

2030 Target Date Retirement FundSM
Investment portfolio

July 31, 2007
 unaudited

Fund investments	Shares	Market value (000)

GROWTH FUNDS — 40.0%
AMCAP Fund, Inc., Class R-5	236,293	$5,016
EuroPacific Growth Fund, Class R-5	55,369	2,869
The Growth Fund of America, Inc., Class R-5	141,749	5,016
The New Economy Fund, Class R-5	99,048	2,865
New Perspective Fund, Inc., Class R-5	145,027	5,016
New World Fund, Inc., Class R-5	50,681	2,879
SMALLCAP World Fund, Inc., Class R-5	109,218	5,029
		28,690

GROWTH-AND-INCOME FUNDS — 40.0%
American Mutual Fund, Inc., Class R-5	118,084	3,586
Capital World Growth and Income Fund, Inc., Class R-5	141,912	6,456
Fundamental Investors, Inc., Class R-5	133,479	5,738
The Investment Company of America, Class R-5	184,025	6,456
Washington Mutual Investors Fund, Inc., Class R-5	178,677	6,456
		28,692

EQUITY-INCOME AND BALANCED FUNDS — 15.0%
American Balanced Fund, Inc., Class R-5	182,943	3,586
Capital Income Builder, Inc., Class R-5	56,345	3,586
The Income Fund of America, Inc., Class R-5	174,571	3,586
		10,758

BOND FUNDS — 5.0%
U.S. Government Securities Fund, Class R-5	271,315	3,595

Total investment securities (cost: $71,915,000)		71,735
Other assets less liabilities		(13)

Net assets		$71,722

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$421
Gross unrealized depreciation on investment securities	(601)
Net unrealized depreciation on investment securities	(180)
Cost of investment securities for federal income tax purposes	71,915

2025 Target Date Retirement FundSM
Investment portfolio

July 31, 2007
unaudited

Fund investments	Shares	Market value (000)

GROWTH FUNDS — 40.0%
AMCAP Fund, Inc., Class R-5	314,270	$6,672
EuroPacific Growth Fund, Class R-5	73,588	3,812
The Growth Fund of America, Inc., Class R-5	188,526	6,672
The New Economy Fund, Class R-5	131,833	3,812
New Perspective Fund, Inc., Class R-5	192,887	6,672
New World Fund, Inc., Class R-5	67,092	3,812
SMALLCAP World Fund, Inc., Class R-5	144,885	6,672
		38,124

GROWTH-AND-INCOME FUNDS — 35.0%
American Mutual Fund, Inc., Class R-5	156,917	4,765
Capital World Growth and Income Fund, Inc., Class R-5	146,665	6,672
Fundamental Investors, Inc., Class R-5	155,194	6,672
The Investment Company of America, Class R-5	217,357	7,625
Washington Mutual Investors Fund, Inc., Class R-5	211,041	7,625
		33,359

EQUITY-INCOME AND BALANCED FUNDS — 20.0%
American Balanced Fund, Inc., Class R-5	389,025	7,625
Capital Income Builder, Inc., Class R-5	89,860	5,719
The Income Fund of America, Inc., Class R-5	278,416	5,719
		19,063

BOND FUNDS — 5.0%
U.S. Government Securities Fund, Class R-5	359,665	4,765

Total investment securities (cost: $95,766,000)		95,311
Other assets less liabilities		(19)

Net assets		$95,292

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$449
Gross unrealized depreciation on investment securities	(904)
Net unrealized depreciation on investment securities	(455)
Cost of investment securities for federal income tax purposes	95,766

2020 Target Date Retirement FundSM
Investment portfolio

July 31, 2007
unaudited

Fund investments	Shares	Market value (000)

GROWTH FUNDS — 35.0%
AMCAP Fund, Inc., Class R-5	371,081	$7,878
EuroPacific Growth Fund, Class R-5	101,371	5,252
The Growth Fund of America, Inc., Class R-5	222,607	7,878
The New Economy Fund, Class R-5	136,204	3,939
New Perspective Fund, Inc., Class R-5	265,714	9,191
New World Fund, Inc., Class R-5	69,337	3,939
SMALLCAP World Fund, Inc., Class R-5	171,076	7,878
		45,955

GROWTH-AND-INCOME FUNDS — 35.0%
American Mutual Fund, Inc., Class R-5	216,169	6,565
Capital World Growth and Income Fund, Inc., Class R-5	202,046	9,191
Fundamental Investors, Inc., Class R-5	213,795	9,191
The Investment Company of America, Class R-5	299,432	10,504
Washington Mutual Investors Fund, Inc., Class R-5	290,730	10,504
		45,955

EQUITY-INCOME AND BALANCED FUNDS — 20.0%
American Balanced Fund, Inc., Class R-5	535,922	10,504
Capital Income Builder, Inc., Class R-5	123,791	7,878
The Income Fund of America, Inc., Class R-5	383,547	7,878
		26,260

BOND FUNDS — 10.0%
U.S. Government Securities Fund, Class R-5	990,949	13,131

Total investment securities (cost: $131,727,000)		131,301
Other assets less liabilities		(24)

Net assets		$131,277

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$664
Gross unrealized depreciation on investment securities	(1,090)
Net unrealized depreciation on investment securities	(426)
Cost of investment securities for federal income tax purposes	131,727

2015 Target Date Retirement FundSM
Investment portfolio

July 31, 2007
unaudited

Fund investments	Shares	Market value (000)

GROWTH FUNDS — 25.0%
AMCAP Fund, Inc., Class R-5	290,212	$6,161
EuroPacific Growth Fund, Class R-5	71,351	3,697
The Growth Fund of America, Inc., Class R-5	174,094	6,161
New Perspective Fund, Inc., Class R-5	213,745	7,394
New World Fund, Inc., Class R-5	43,381	2,465
SMALLCAP World Fund, Inc., Class R-5	107,035	4,929
		30,807

GROWTH-AND-INCOME FUNDS — 35.0%
American Mutual Fund, Inc., Class R-5	202,871	6,161
Capital World Growth and Income Fund, Inc., Class R-5	189,617	8,626
Fundamental Investors, Inc., Class R-5	200,644	8,626
The Investment Company of America, Class R-5	281,012	9,858
Washington Mutual Investors Fund, Inc., Class R-5	272,846	9,858
		43,129

EQUITY-INCOME AND BALANCED FUNDS — 20.0%
American Balanced Fund, Inc., Class R-5	502,955	9,858
Capital Income Builder, Inc., Class R-5	116,176	7,393
The Income Fund of America, Inc., Class R-5	359,953	7,393
		24,644

BOND FUNDS — 20.0%
The Bond Fund of America, Inc., Class R-5	469,245	6,161
Capital World Bond Fund, Inc., Class R-5	316,934	6,161
U.S. Government Securities Fund, Class R-5	929,991	12,322
		24,644

Total investment securities (cost: $123,857,000)		123,224
Other assets less liabilities		0

Net assets		$123,224

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$437
Gross unrealized depreciation on investment securities	(1,070)
Net unrealized depreciation on investment securities	(633)
Cost of investment securities for federal income tax purposes	123,857

2010 Target Date Retirement FundSM
Investment portfolio

July 31, 2007
unaudited

Fund investments	Shares	Market value (000)

GROWTH FUNDS — 20.0%
AMCAP Fund, Inc., Class R-5	217,696	$4,622
EuroPacific Growth Fund, Class R-5	67,199	3,481
The Growth Fund of America, Inc., Class R-5	130,593	4,622
New Perspective Fund, Inc., Class R-5	167,124	5,781
New World Fund, Inc., Class R-5	41,006	2,329
SMALLCAP World Fund, Inc., Class R-5	50,494	2,325
		23,160

GROWTH-AND-INCOME FUNDS — 35.0%
American Mutual Fund, Inc., Class R-5	267,059	8,111
Capital World Growth and Income Fund, Inc., Class R-5	178,274	8,110
Fundamental Investors, Inc., Class R-5	188,662	8,111
The Investment Company of America, Class R-5	231,203	8,111
Washington Mutual Investors Fund, Inc., Class R-5	224,483	8,111
		40,554

EQUITY-INCOME AND BALANCED FUNDS — 20.0%
American Balanced Fund, Inc., Class R-5	472,613	9,263
Capital Income Builder, Inc., Class R-5	109,300	6,956
The Income Fund of America, Inc., Class R-5	338,117	6,945
		23,164

BOND FUNDS — 25.0%
American High-Income Trust, Class R-5	480,074	5,842
The Bond Fund of America, Inc., Class R-5	884,039	11,607
Capital World Bond Fund, Inc., Class R-5	298,779	5,808
U.S. Government Securities Fund, Class R-5	438,344	5,808
		29,065

Total investment securities (cost: $116,729,000)		115,943
Other assets less liabilities		4

Net assets		$115,947

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$437
Gross unrealized depreciation on investment securities	(1,223)
Net unrealized depreciation on investment securities	(786)
Cost of investment securities for federal income tax purposes	116,729

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-850-0907O-S11864

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES, INC.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: September 28, 2007

By /s/ Sheryl F. Johnson
Sheryl F. Johnson, Treasurer and Principal Financial Officer

Date: September 28, 2007